Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 371,884	$ 439,195
Trade and other current receivables	2,079	0
Current inventories	7,718	0
Other current assets	12,751	11,255
Total current assets	394,432	450,450
Non-current assets
Property, plant and equipment	3,261	1,629
Right-of-use assets	8,077	3,129
Intangible assets	12,010	10,179
Interest in joint venture	46,212	47,908
Other long-term assets	394	397
Total non-current assets	69,954	63,242
Total assets	464,386	513,692
Current liabilities
Accounts payable	14,631	5,279
Other current liabilities	29,450	30,375
Lease liabilities, short-term	988	1,002
Current income tax payable	237	149
Convertible loans, short-term	6,193	3,631
Total current liabilities	51,499	40,436
Non-current liabilities
Convertible loans, long-term	84,648	34,775
Convertible loans, derivatives	49,619	73,208
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	7,612	2,465
Defined benefit pension liabilities	3,551	3,543
Other non-current liabilities	0	221
Total non-current liabilities	168,969	137,751
Total liabilities	220,468	178,187
Equity attributable to owners of the parent
Share capital	6,445	6,314
Share premium	981,290	981,056
Treasury shares	(134)	(4)
Other reserves	74,971	42,753
Cumulative translation adjustments	301	245
Accumulated losses	(818,955)	(694,859)
Total equity attributable to owners of the parent	243,918	335,505
Total liabilities and equity	$ 464,386	$ 513,692